SCHEDULE OF MAJOR CUSTOMER BREAKDOWN OF COMPANY’S REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 110	$ 134	$ 1,087	$ 506	$ 665	$ 387
Customer A [Member]
Revenues					538
Customer B [Member]
Revenues						199
Customer C [Member]
Revenues					$ 65	$ 48